Long-Term Payable - Schedule of Long-Term Payable (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Long-Term Payable [Abstract]
Long-term payable, current	$ 998,023	$ 1,050,000
Long-term payable, non-current		440,129
Total	$ 998,023	$ 1,490,129